Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term investments
Schedule of long-term investments

(In thousands)	December 31, 2022	December 31, 2023
Equity interests without a readily determinable fair value:
Balance at beginning of the year	31,495	30,811
Additions (note a)	—	1,418
Net unrealized gains on investments held	437	—
Impairment on long-term investments	(590)	—
Exchange difference	(531)	(95)
Balance at end of the year	30,811	32,134
(a)	In September 2023, the Group made an equity investment of USD1,412,000 (equivalent to RMB10,000,000) to acquire 20.00% equity interest of Xiaosheng Xiaoyi, which is a privately held company.

Schedule of equity investments, percentage of ownership of common share

	Percentage of ownership of
	shares as of December 31,
Investee	2022	2023
Equity method investment:
Shenzhen Mojingou Information Services Co., Ltd.	28.77%	28.77%
Equity interests without a readily determinable fair value:
Guangzhou Yuechuan Network Technology Co., Ltd. (“Guangzhou Yuechuan”) (note b)	9.30%	—
Chengdu Diting Technology Co., Ltd.	12.74%	12.74%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Lexiang Technology Co., Ltd. (formerly named as “Shanghai Lexiang Technology Co., Ltd.”, “Lexiang”) (note c)	6.49%	5.81%
Hangzhou Feixiang Data Technology Co., Ltd.	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd. (“Meizhi Interactive”) (note d)	9.40%	—
Beijing Yunhui Tianxia Technology Co., Ltd.	13.70%	13.70%
Yingshi Innovation Technology Co., Ltd. (formerly named as “Shenzhen Arashi Vision Interative Technology Co., Ltd.”)	8.73%	8.73%
Beijing Cloudin Technology Co., Ltd.	4.12%	4.12%
Quanxun Huiju Networking Technology (Beijing) Co., Ltd. (“Quanxun Huiju”)	5.40%	5.40%
Blue Bayread Limited	1.63%	1.63%
Clapper Media Group Inc.	9.58%	9.58%
Beijing Yunshang Hemei Culture Media Co., Ltd.	10.00%	10.00%
Beijing Xiaosheng Xiaoyi Technology Co., Ltd. (“Xiaosheng Xiaoyi”) (note a)	—	20.00%

Notes :

(a)	In September 2023, the Group made an equity investment of USD1,412,000 (equivalent to RMB10,000,000) to acquire 20.00% equity interest of Xiaosheng Xiaoyi, which is a privately held company.
(b)	In October 2023, the Group disposed of its equity interest in Guangzhou Yuechuan, for which full impairment had been provided in 2018, at a consideration of RMB 1.
(c)	In March 2023, the Group’s interest in Lexiang was diluted to 5.81%, as additional shares were issued by Lexiang, no changes in the carrying value in Lexiang was made as the related transaction did not provide observable price changes to the Group.
(d)	In May 2023, the Group disposed of its equity interest in Meizhi Interactive, for which full impairment had been provided in 2018, at a consideration of RMB 1.